Net (recoveries) charges related to Ukraine Conflict - Schedule of Impairments Recognized as a Result of Conflict in Ukraine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ (194,750)	$ (1,287,972)	$ 2,665,651
Net (recoveries) write-offs and impairments of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	(23,000)	(15,000)	3,160,000
Insurance proceeds received
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	(172,000)	(1,254,000)	0
Derecognition of lease-related assets and liabilities
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	0	0	(237,000)
Letters of credit receipts and other collections
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ 0	$ (19,000)	$ (257,000)